WARRANTIES - Changes in Product Warranty Reserve (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 153,063	$ 138,992	$ 138,992	$ 92,064
Warranty expense	45,691	33,108	50,385	28,947
Acquisitions	3,081	3,412	806	59,685
Warranty claim payments	(42,993)	(33,492)	(48,548)	(38,772)
Foreign currency impact	(4,289)	6,744	11,428	(2,932)
Balance at end of period	$ 154,553	$ 148,764	$ 153,063	$ 138,992